Cover	Apr. 28, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 28, 2022
Entity File Number	000-55535
Entity Registrant Name	Q BioMed Inc.
Entity Central Index Key	0001596062
Entity Tax Identification Number	46-4013793
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	c/o Ortoli Rosenstadt LLP
Entity Address, Address Line Two	366 Madison Avenue
Entity Address, Address Line Three	3rd Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10017
City Area Code	212
Local Phone Number	588-0022
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false